Related Party Disclosures - Additional Information (Details) € in Thousands, ¥ in Millions		12 Months Ended
	Nov. 13, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 JPY (¥)
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue From Contracts With Customers		€ 843,920	€ 662,037	€ 536,539
Sale of Residential Flat
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue From Contracts With Customers				412
Gain on sale of residential flat				€ 282
Società Agricola Stella S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage equity interest in subsidiary	51.00%
Percentage of equity interest held by non-controlling interests	49.00%
Ompi of Japan Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Loan disbursed to related party | ¥					¥ 49.0	¥ 73.5